Dividends (Floating Quarterly Dividend Rate) (Details) - Series B Preferred Shares [Member]	12 Months Ended
Aug. 31, 2021
June 30, 2016 to September 29, 2016 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.539%
September 30, 2016 to December 30, 2016 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.512%
December 31, 2016 to March 30, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.509%
March 31, 2017 to June 29, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.48%
June 30, 2017 to September 29, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.529%
September 30, 2017 to December 30, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.742%
December 31, 2017 to March 30, 2018 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.872%
March 31, 2018 to June 29, 2018 [member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.171%
June 30, 2018 to September 29, 2018 [member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.30%
September 30, 2018 to December 30, 2018 [member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.509%
December 31, 2018 to March 30, 2019 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.713%
March 31, 2019 to June 29, 2019 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.682%
June 30, 2019 to September 29, 2019 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.687%
September 30, 2019 to December 30, 2019 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.638%
December 31, 2019 to March 30, 2020 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.652%
March 31, 2020 to June 29, 2020 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.638%
June 30, 2020 to September 29, 2020 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.255%
September 30, 2020 to December 30, 2020 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.149%
December 1, 2020 to March 30, 2021 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.109%
March 31, 2021 to June 29, 2021 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.073%